Fees Summary	Oct. 16, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 10,515,732.75
Previously Paid Amount	0.00
Total Fee Amount	914.87
Total Offset Amount	0.00
Net Fee	$ 914.87
Narrative - Max Aggregate Offering Amount | shares	10,515,732.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true